Schedule of Investments (unaudited)	iShares® iBonds® Dec 2029 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 0.7%
Boeing Co. (The), 3.20%, 03/01/29 (Call 12/01/28)(a)	$622	$624,973
L3Harris Technologies Inc., 2.90%, 12/15/29
(Call 09/15/29)(a)	456	459,074
		1,084,047
Agriculture — 1.4%
Altria Group Inc., 4.80%, 02/14/29 (Call 11/14/28)	1,134	1,246,935
BAT Capital Corp., 3.46%, 09/06/29 (Call 06/06/29)	422	425,338
Philip Morris International Inc., 3.38%, 08/15/29
(Call 05/15/29)	522	544,858
		2,217,131
Airlines — 0.2%
American Airlines Pass Through Trust
Series 2017-1, Class AA, 3.65%, 02/15/29	78	79,812
Series 2017-2, Class AA, 3.35%, 04/15/31	158	159,268
		239,080
Auto Manufacturers — 0.7%
General Motors Financial Co. Inc., 5.65%, 01/17/29
(Call 10/17/28)	432	496,886
Toyota Motor Corp., 2.76%, 07/02/29(a)	187	191,028
Toyota Motor Credit Corp., 3.65%, 01/08/29	412	446,452
		1,134,366
Auto Parts & Equipment — 0.4%
Aptiv PLC, 4.35%, 03/15/29 (Call 12/15/28)	255	282,285
Lear Corp., 4.25%, 05/15/29 (Call 02/15/29)	274	294,676
		576,961
Banks — 8.2%
Banco Santander SA, 3.31%, 06/27/29	757	781,678
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29 (Call 05/23/29)	493	515,959
Series J, 1.90%, 01/25/29 (Call 11/25/28)	162	157,492
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)(a)	473	515,438
ING Groep NV, 4.05%, 04/09/29	539	584,066
KeyBank N.A./Cleveland OH, 3.90%, 04/13/29	221	236,863
KeyCorp., 2.55%, 10/01/29	575	573,057
Mitsubishi UFJ Financial Group Inc.
3.20%, 07/18/29	990	1,016,829
3.74%, 03/07/29	746	795,281
Northern Trust Corp., 3.15%, 05/03/29 (Call 02/03/29)	436	458,410
PNC Bank N.A., 2.70%, 10/22/29	511	513,228
PNC Financial Services Group Inc. (The), 3.45%, 04/23/29
(Call 01/23/29)(a)	846	901,379
Sumitomo Mitsui Financial Group Inc.
2.72%, 09/27/29	262	260,983
3.04%, 07/16/29	1,510	1,536,410
3.20%, 09/17/29	270	274,417
Truist Financial Corp., 3.88%, 03/19/29 (Call 02/16/29)	508	547,401
U.S. Bancorp., 3.00%, 07/30/29 (Call 04/30/29)	681	699,142
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)(a)	175	188,508
Wells Fargo & Co., 4.15%, 01/24/29 (Call 10/24/28)	1,626	1,768,584
Wintrust Financial Corp., 4.85%, 06/06/29	90	95,081
Zions Bancorp. N.A., 3.25%, 10/29/29 (Call 07/29/29)	460	464,379
		12,884,585
Beverages — 3.3%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29
(Call 10/23/28)	1,981	2,244,037
Coca-Cola Co. (The), 2.13%, 09/06/29	625	616,588
Constellation Brands Inc., 3.15%, 08/01/29 (Call 05/01/29)	662	675,471
Security	Par (000)	Value

Beverages (continued)
Diageo Capital PLC, 2.38%, 07/01/29 (Call 07/24/29)(a)	$751	$744,669
PepsiCo Inc.
2.63%, 07/29/29 (Call 04/29/29)	650	666,328
7.00%, 03/01/29	204	271,577
		5,218,670
Building Materials — 0.5%
Fortune Brands Home & Security Inc., 3.25%, 09/15/29
(Call 06/15/29)	460	472,415
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	250	267,565
		739,980
Chemicals — 2.5%
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	190	201,981
Dow Chemical Co. (The), 7.38%, 11/01/29	539	705,826
FMC Corp., 3.45%, 10/01/29 (Call 07/01/29)	448	465,311
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	494	533,688
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)	665	730,323
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	239	243,011
Rohm & Haas Co., 7.85%, 10/15/29	200	264,344
RPM International Inc., 4.55%, 03/01/29 (Call 12/01/28)	253	280,769
Sherwin-Williams Co. (The), 2.95%, 08/15/29 (Call 05/15/29)	544	555,636
		3,980,889
Commercial Services — 2.4%
Global Payments Inc., 3.20%, 08/15/29 (Call 05/15/29)	771	779,712
Moody's Corp., 4.25%, 02/01/29 (Call 11/01/28)	415	455,919
PayPal Holdings Inc., 2.85%, 10/01/29 (Call 07/01/29)	955	977,290
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	609	660,948
S&P Global Inc., 2.50%, 12/01/29 (Call 09/01/29)	428	427,679
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	457	494,081
		3,795,629
Computers — 2.8%
Apple Inc., 2.20%, 09/11/29 (Call 06/11/29)(a)	1,011	1,004,115
Dell International LLC/EMC Corp., 5.30%, 10/01/29
(Call 07/01/29)	1,010	1,157,117
International Business Machines Corp., 3.50%, 05/15/29	1,915	2,022,087
Western Digital Corp., 2.85%, 02/01/29 (Call 12/01/28)(a)	155	149,804
		4,333,123
Cosmetics & Personal Care — 0.6%
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29
(Call 09/01/29)	474	473,256
Unilever Capital Corp., 2.13%, 09/06/29 (Call 06/06/29)	511	499,298
		972,554
Diversified Financial Services — 2.5%
Air Lease Corp., 3.25%, 10/01/29 (Call 07/01/29)	254	253,764
Brookfield Finance Inc., 4.85%, 03/29/29 (Call 12/29/28)(a)	655	734,858
Charles Schwab Corp. (The)
2.75%, 10/01/29 (Call 07/01/29)	428	435,207
3.25%, 05/22/29 (Call 02/22/29)	549	574,819
4.00%, 02/01/29 (Call 11/01/28)	198	217,248
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)	366	401,158
Mastercard Inc., 2.95%, 06/01/29 (Call 03/01/29)	685	714,119
Nomura Holdings Inc., 2.71%, 01/22/29	120	118,048
Synchrony Financial, 5.15%, 03/19/29 (Call 12/19/28)	492	548,752
		3,997,973
Electric — 6.2%
Arizona Public Service Co., 2.60%, 08/15/29 (Call 05/15/29)	424	421,333
Avangrid Inc., 3.80%, 06/01/29 (Call 03/01/29)	458	490,042
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	405	409,107
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	326	337,648

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Duke Energy Carolinas LLC, 2.45%, 08/15/29 (Call 05/15/29)	$270	$269,020
Duke Energy Corp., 3.40%, 06/15/29 (Call 03/15/29)	386	400,444
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	271	270,160
Duke Energy Ohio Inc., 3.65%, 02/01/29 (Call 11/01/28)	300	316,350
Duke Energy Progress LLC, 3.45%, 03/15/29 (Call 12/15/28)	287	303,367
Entergy Texas Inc., 4.00%, 03/30/29 (Call 12/30/28)	264	285,669
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	570	570,199
Eversource Energy, Series O, 4.25%, 04/01/29
(Call 01/01/29)	288	314,217
Georgia Power Co., Series B, 2.65%, 09/15/29
(Call 06/15/29)	371	368,510
Interstate Power & Light Co., 3.60%, 04/01/29 (Call 01/01/29)	59	62,624
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)(a)	500	540,495
National Rural Utilities Cooperative Finance Corp., 3.70%,
03/15/29 (Call 12/15/28)	267	285,522
Nevada Power Co., Series CC, 3.70%, 05/01/29
(Call 02/01/29)	233	249,783
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29 (Call 08/01/29)	486	487,604
3.50%, 04/01/29 (Call 01/01/29)(a)	405	424,898
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)(a)	188	197,139
Oncor Electric Delivery Co. LLC, 5.75%, 03/15/29
(Call 12/15/28)	125	150,050
PacifiCorp., 3.50%, 06/15/29 (Call 03/15/29)	198	209,686
Public Service Electric & Gas Co., 3.20%, 05/15/29
(Call 02/15/29)	235	246,466
Southern California Edison Co.
2.85%, 08/01/29 (Call 05/01/29)	209	211,435
6.65%, 04/01/29	207	246,959
Series A, 4.20%, 03/01/29 (Call 12/01/28)	360	390,611
Union Electric Co., 3.50%, 03/15/29 (Call 12/15/28)	271	287,786
Virginia Electric & Power Co., Series A, 2.88%, 07/15/29
(Call 04/15/29)	351	360,775
Wisconsin Power and Light Co., 3.00%, 07/01/29
(Call 04/01/29)	285	292,746
Xcel Energy Inc., 2.60%, 12/01/29 (Call 06/01/29)	406	404,867
		9,805,512
Electronics — 1.5%
Agilent Technologies Inc., 2.75%, 09/15/29 (Call 06/15/29)	474	473,535
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	220	227,456
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	280	309,974
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	390	431,664
Honeywell International Inc., 2.70%, 08/15/29 (Call 05/15/29)	430	439,976
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	469	476,856
		2,359,461
Environmental Control — 0.4%
Waste Connections Inc., 3.50%, 05/01/29 (Call 02/01/29)	467	490,261
Waste Management Inc., 2.00%, 06/01/29 (Call 04/01/29)(a)	210	203,480
		693,741
Food — 1.2%
Ahold Finance USA LLC, 6.88%, 05/01/29	325	412,094
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)(a)	253	255,583
Kroger Co. (The), 4.50%, 01/15/29 (Call 10/15/28)(a)	372	415,334
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)	669	738,750
		1,821,761
Forest Products & Paper — 0.8%
Georgia-Pacific LLC, 7.75%, 11/15/29	200	271,962
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)	870	980,386
		1,252,348
Security	Par (000)	Value

Gas — 0.6%
Atmos Energy Corp., 2.63%, 09/15/29 (Call 06/15/29)	$100	$99,903
NiSource Inc., 2.95%, 09/01/29 (Call 06/01/29)	470	473,605
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29
(Call 03/01/29)	414	432,406
		1,005,914
Health Care - Products — 1.8%
Boston Scientific Corp., 4.00%, 03/01/29 (Call 12/01/28)	691	744,774
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)(a)	678	678,698
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	683	703,333
Thermo Fisher Scientific Inc., 2.60%, 10/01/29
(Call 07/01/29)	707	711,928
		2,838,733
Health Care - Services — 3.7%
Adventist Health System/West, 2.95%, 03/01/29
(Call 12/01/28)	255	261,592
Anthem Inc., 2.88%, 09/15/29 (Call 06/15/29)	499	504,743
Ascension Health, Series B, 2.53%, 11/15/29 (Call 08/15/29)	455	459,336
CommonSpirit Health, 3.35%, 10/01/29 (Call 04/01/29)	685	707,530
HCA Inc., 4.13%, 06/15/29 (Call 03/15/29)	1,142	1,213,398
Humana Inc., 3.13%, 08/15/29 (Call 05/15/29)	471	480,010
Laboratory Corp. of America Holdings, 2.95%, 12/01/29
(Call 09/01/29)	547	552,372
Providence St Joseph Health Obligated Group, Series 19A,
2.53%, 10/01/29 (Call 07/01/29)	432	433,309
Quest Diagnostics Inc., 4.20%, 06/30/29 (Call 03/30/29)(a)	389	426,185
Rush Obligated Group, Series 2020, 3.92%, 11/15/29
(Call 08/15/29)	142	155,328
UnitedHealth Group Inc., 2.88%, 08/15/29	576	590,198
		5,784,001
Home Furnishings — 0.6%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	319	348,323
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)(a)	484	543,982
		892,305
Household Products & Wares — 0.2%
Kimberly-Clark Corp., 3.20%, 04/25/29 (Call 01/25/29)	360	378,803

Insurance — 4.1%
American International Group Inc., 4.25%, 03/15/29
(Call 12/15/28)	372	408,348
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	461	491,855
AXIS Specialty Finance LLC, 3.90%, 07/15/29
(Call 04/15/29)	118	124,889
Brown & Brown Inc., 4.50%, 03/15/29 (Call 12/15/28)	230	253,490
CNA Financial Corp., 3.90%, 05/01/29 (Call 02/01/29)	312	336,832
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	416	462,550
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	304	330,077
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29
(Call 05/19/29)	404	407,713
Markel Corp., 3.35%, 09/17/29 (Call 06/17/29)	240	251,261
Marsh & McLennan Companies Inc., 4.38%, 03/15/29
(Call 12/15/28)	878	979,751
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	233	248,825
Principal Financial Group Inc., 3.70%, 05/15/29
(Call 02/15/29)	332	357,667
Progressive Corp. (The)
4.00%, 03/01/29 (Call 12/01/28)	334	366,054
6.63%, 03/01/29	129	163,987
Reinsurance Group of America Inc., 3.90%, 05/15/29
(Call 02/15/29)	383	410,139

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29
(Call 01/15/29)	$367	$388,796
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	95	102,459
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	428	426,113
		6,510,806
Iron & Steel — 0.2%
ArcelorMittal SA, 4.25%, 07/16/29(a)	335	353,200

Lodging — 0.6%
Choice Hotels International Inc., 3.70%, 12/01/29
(Call 09/01/29)	240	249,826
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)(a)	405	402,124
Sands China Ltd., 2.85%, 11/07/29 (Call 01/08/29)(b)	325	293,400
		945,350
Machinery — 1.2%
Caterpillar Inc., 2.60%, 09/19/29 (Call 06/19/29)	393	400,691
Deere & Co., 5.38%, 10/16/29(a)	250	302,420
Dover Corp., 2.95%, 11/04/29 (Call 08/04/29)	95	97,502
John Deere Capital Corp.
2.80%, 07/18/29	551	565,321
3.45%, 03/07/29	210	225,128
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	300	321,825
		1,912,887
Manufacturing — 1.7%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)(a)	536	537,029
3.38%, 03/01/29 (Call 12/01/28)	426	453,085
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	550	568,898
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	370	407,352
Textron Inc., 3.90%, 09/17/29 (Call 06/17/29)	239	255,708
Trane Technologies Luxembourg Finance SA, 3.80%,
03/21/29 (Call 12/21/28)	480	510,274
		2,732,346
Media — 3.4%
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	855	805,230
5.05%, 03/30/29 (Call 12/30/28)	796	879,071
Discovery Communications LLC, 4.13%, 05/15/29
(Call 02/15/29)(a)	602	644,158
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)(a)	1,224	1,352,006
ViacomCBS Inc., 4.20%, 06/01/29 (Call 03/01/29)(a)	352	379,921
Walt Disney Co. (The), 2.00%, 09/01/29 (Call 06/01/29)	1,282	1,236,309
		5,296,695
Mining — 0.5%
Freeport-McMoRan Inc., 5.25%, 09/01/29 (Call 09/01/24)	300	318,000
Newmont Corp., 2.80%, 10/01/29 (Call 07/01/29)	541	540,610
		858,610
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29
(Call 08/15/23)	197	187,656

Office Furnishings — 0.2%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	259	287,951

Oil & Gas — 4.3%
Cenovus Energy Inc., 4.40%, 04/15/29 (Call 01/15/29)	526	569,616
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)	321	339,361
ConocoPhillips Co., 6.95%, 04/15/29(a)	964	1,234,711
Security	Par (000)	Value

Oil & Gas (continued)
Coterra Energy Inc., 4.38%, 03/15/29 (Call 12/15/28)(b)	$310	$338,446
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)(a)	692	713,494
Exxon Mobil Corp., 2.44%, 08/16/29 (Call 05/16/29)	742	741,399
Hess Corp., 7.88%, 10/01/29(a)	180	238,014
Shell International Finance BV, 2.38%, 11/07/29
(Call 08/07/29)	907	899,281
TotalEnergies Capital International SA, 3.46%, 02/19/29
(Call 11/19/28)	828	877,150
Valero Energy Corp., 4.00%, 04/01/29 (Call 01/01/29)(a)	714	756,761
		6,708,233
Oil & Gas Services — 0.5%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.,
3.14%, 11/07/29 (Call 08/07/29)	411	422,056
NOV Inc., 3.60%, 12/01/29 (Call 09/01/29)(a)	414	424,863
		846,919
Packaging & Containers — 0.6%
Packaging Corp. of America, 3.00%, 12/15/29
(Call 09/15/29)(a)	370	375,232
WRKCo Inc., 4.90%, 03/15/29 (Call 12/15/28)(a)	507	572,306
		947,538
Pharmaceuticals — 6.5%
AbbVie Inc., 3.20%, 11/21/29 (Call 08/21/29)	2,584	2,665,319
AstraZeneca PLC, 4.00%, 01/17/29 (Call 10/17/28)	818	897,861
Bristol-Myers Squibb Co., 3.40%, 07/26/29 (Call 04/26/29)	1,728	1,833,702
CVS Health Corp., 3.25%, 08/15/29 (Call 05/15/29)	1,047	1,079,750
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)	602	643,050
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29
(Call 03/01/29)(a)	714	756,540
Johnson & Johnson, 6.95%, 09/01/29(a)	70	93,963
Merck & Co. Inc., 3.40%, 03/07/29 (Call 12/07/28)	1,062	1,129,119
Pfizer Inc., 3.45%, 03/15/29 (Call 12/15/28)	1,118	1,195,768
		10,295,072
Pipelines — 4.1%
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	260	285,306
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29
(Call 05/18/29)	743	772,750
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29
(Call 08/15/29)(b)	348	351,257
Enable Midstream Partners LP, 4.15%, 09/15/29
(Call 06/15/29)	339	354,981
Enbridge Inc., 3.13%, 11/15/29 (Call 08/15/29)(a)	573	585,434
Energy Transfer LP, 5.25%, 04/15/29 (Call 01/15/29)	932	1,040,764
Enterprise Products Operating LLC, 3.13%, 07/31/29
(Call 04/30/29)	711	730,979
MPLX LP, 4.80%, 02/15/29 (Call 11/15/28)	495	549,722
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	552	555,991
4.35%, 03/15/29 (Call 12/15/28)	440	468,415
Phillips 66 Partners LP, 3.15%, 12/15/29 (Call 09/15/29)	205	207,015
Plains All American Pipeline LP/PAA Finance Corp., 3.55%,
12/15/29 (Call 09/15/29)	533	538,405
		6,441,019
Real Estate Investment Trusts — 10.9%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29 (Call 09/15/29)(a)	320	322,147
4.50%, 07/30/29 (Call 04/30/29)	240	270,050
American Campus Communities Operating Partnership LP,
2.25%, 01/15/29 (Call 11/15/28)	370	355,074
American Homes 4 Rent LP, 4.90%, 02/15/29 (Call 11/15/28)	236	266,335

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
American Tower Corp.
3.80%, 08/15/29 (Call 05/15/29)	$996	$1,051,378
3.95%, 03/15/29 (Call 12/15/28)	488	516,904
AvalonBay Communities Inc., 3.30%, 06/01/29
(Call 03/01/29)	281	296,438
Boston Properties LP, 3.40%, 06/21/29 (Call 03/21/29)	496	512,914
Brandywine Operating Partnership LP, 4.55%, 10/01/29
(Call 07/01/29)(a)	140	151,955
Brixmor Operating Partnership LP, 4.13%, 05/15/29
(Call 02/15/29)	385	414,664
Camden Property Trust, 3.15%, 07/01/29 (Call 04/01/29)	401	415,552
Corporate Office Properties LP, 2.00%, 01/15/29
(Call 11/15/28)	130	122,330
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	299	301,906
4.30%, 02/15/29 (Call 11/15/28)(a)	382	415,047
CubeSmart LP, 4.38%, 02/15/29 (Call 11/15/28)	199	219,328
CyrusOne LP/CyrusOne Finance Corp., 3.45%, 11/15/29
(Call 08/15/29)	483	516,206
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)(a)	620	650,132
Duke Realty LP, 2.88%, 11/15/29 (Call 08/15/29)	232	236,387
EPR Properties, 3.75%, 08/15/29 (Call 05/15/29)(a)	265	259,406
Equinix Inc., 3.20%, 11/18/29 (Call 08/18/29)	883	893,393
ERP Operating LP, 3.00%, 07/01/29 (Call 04/01/29)	358	368,239
Essex Portfolio LP, 4.00%, 03/01/29 (Call 12/01/28)	254	275,659
Federal Realty Investment Trust, 3.20%, 06/15/29
(Call 03/15/29)	206	212,489
GLP Capital LP/GLP Financing II Inc., 5.30%, 01/15/29
(Call 10/15/28)	489	540,526
Healthpeak Properties Inc., 3.50%, 07/15/29 (Call 04/15/29)	290	304,900
Highwoods Realty LP, 4.20%, 04/15/29 (Call 01/15/29)	270	291,541
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29
(Call 09/15/29)	345	343,637
Hudson Pacific Properties LP, 4.65%, 04/01/29
(Call 01/01/29)	315	347,325
Kilroy Realty LP, 4.25%, 08/15/29 (Call 05/15/29)	197	213,816
Life Storage LP, 4.00%, 06/15/29 (Call 03/15/29)	241	259,391
Mid-America Apartments LP, 3.95%, 03/15/29 (Call 12/15/28)	400	435,448
Omega Healthcare Investors Inc., 3.63%, 10/01/29
(Call 07/01/29)	313	318,033
Prologis LP, 4.38%, 02/01/29 (Call 11/01/28)	215	241,432
Public Storage, 3.39%, 05/01/29 (Call 02/01/29)	369	389,944
Realty Income Corp.
3.10%, 12/15/29 (Call 09/15/29)	340	351,159
3.25%, 06/15/29 (Call 03/15/29)(a)	267	280,964
Regency Centers LP, 2.95%, 09/15/29 (Call 06/15/29)	319	323,275
Sabra Health Care LP, 3.90%, 10/15/29 (Call 07/15/29)	235	239,787
Simon Property Group LP, 2.45%, 09/13/29 (Call 06/13/29)	766	756,540
Spirit Realty LP, 4.00%, 07/15/29 (Call 04/15/29)	245	262,307
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	225	246,353
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	330	365,171
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	399	440,692
Welltower Inc.
2.05%, 01/15/29 (Call 11/15/28)	180	172,973
4.13%, 03/15/29 (Call 12/15/28)	384	417,408
Weyerhaeuser Co., 4.00%, 11/15/29 (Call 08/15/29)	408	441,966
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)(a)	204	219,777
		17,248,298
Retail — 3.3%
AutoZone Inc., 3.75%, 04/18/29 (Call 01/18/29)	371	394,818
Security	Par (000)	Value

Retail (continued)
Home Depot Inc. (The), 2.95%, 06/15/29 (Call 03/15/29)	$1,010	$1,045,128
Lowe's Companies Inc.
3.65%, 04/05/29 (Call 01/05/29)	833	886,820
6.50%, 09/17/29	145	179,382
McDonald's Corp., 2.63%, 09/01/29 (Call 06/01/29)	740	741,443
O'Reilly Automotive Inc., 3.90%, 06/01/29 (Call 03/01/29)	376	403,283
Starbucks Corp., 3.55%, 08/15/29 (Call 05/15/29)	517	546,878
Target Corp., 3.38%, 04/15/29 (Call 01/15/29)(a)	754	805,890
Walmart Inc.
2.38%, 09/24/29 (Call 06/24/29)	40	40,505
3.25%, 07/08/29 (Call 04/08/29)(a)	150	160,896
		5,205,043
Semiconductors — 3.7%
Broadcom Inc., 4.75%, 04/15/29 (Call 01/15/29)	1,201	1,323,178
Intel Corp., 2.45%, 11/15/29 (Call 08/15/29)	1,085	1,082,797
KLA Corp., 4.10%, 03/15/29 (Call 12/15/28)	500	551,285
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)	700	769,230
Micron Technology Inc., 5.33%, 02/06/29 (Call 11/06/28)	447	510,134
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 06/18/29
(Call 03/18/29)(b)	762	828,294
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	180	186,075
Texas Instruments Inc., 2.25%, 09/04/29 (Call 06/04/29)	578	575,775
		5,826,768
Software — 1.9%
Broadridge Financial Solutions Inc., 2.90%, 12/01/29
(Call 09/01/29)	593	595,360
Fidelity National Information Services Inc., 3.75%, 06/15/29
(Call 02/21/29)	280	296,506
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)	1,520	1,577,608
Roper Technologies Inc., 2.95%, 09/15/29 (Call 06/15/29)	495	499,905
		2,969,379
Telecommunications — 4.1%
America Movil SAB de CV, 3.63%, 04/22/29 (Call 01/22/29)	440	464,398
AT&T Inc., 4.35%, 03/01/29 (Call 12/01/28)	1,615	1,774,739
Juniper Networks Inc., 3.75%, 08/15/29 (Call 05/15/29)	342	360,095
Motorola Solutions Inc., 4.60%, 05/23/29 (Call 02/23/29)	462	510,889
T-Mobile USA Inc., 2.40%, 03/15/29 (Call 01/15/29)(b)	145	140,614
Verizon Communications Inc.
3.88%, 02/08/29 (Call 11/08/28)	874	941,910
4.02%, 07/15/29 (Call 09/03/29)(a)(b)	50	54,353
4.02%, 12/03/29 (Call 09/03/29)	2,033	2,209,993
		6,456,991
Toys, Games & Hobbies — 0.4%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	602	639,998

Transportation — 2.4%
CSX Corp., 4.25%, 03/15/29 (Call 12/15/28)	686	755,938
FedEx Corp., 3.10%, 08/05/29 (Call 05/05/29)	609	626,283
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	346	349,346
Norfolk Southern Corp., 2.55%, 11/01/29 (Call 08/01/29)	276	276,599
Union Pacific Corp.
3.70%, 03/01/29 (Call 12/01/28)	751	806,552
6.63%, 02/01/29(a)	205	260,081
United Parcel Service Inc.
2.50%, 09/01/29 (Call 06/01/29)	290	293,564
3.40%, 03/15/29 (Call 12/15/28)	382	407,831
		3,776,194
Trucking & Leasing — 0.2%
GATX Corp., 4.70%, 04/01/29 (Call 01/01/29)	277	310,495

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Water — 0.4%
American Water Capital Corp., 3.45%, 06/01/29 (Call 03/01/29)	$407	$428,481
Essential Utilities Inc., 3.57%, 05/01/29 (Call 02/01/29)	188	197,214
		625,695

Total Corporate Bonds & Notes — 98.5%
(Cost: $158,976,419)		155,390,710

Short-Term Investments

Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	12,561	12,564,726
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	803	803,000
		13,367,726

Total Short-Term Investments — 8.5%
(Cost: $13,366,978)		13,367,726

Total Investments in Securities — 107.0%
(Cost: $172,343,397)		168,758,436

Other Assets, Less Liabilities — (7.0)%		(10,981,254)

Net Assets — 100.0%.		$157,777,182

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$11,169,250	$1,397,654	(a)	$—	$(1,335)	$(843)	$12,564,726	12,561	$5,425	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	593,000	210,000	(a)	—	—	—	803,000	803	10		—
					$(1,335)	$(843)	$13,367,726		$5,435		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2029 Term Corporate ETF
January 31, 2022

Fair Value Measurements (continued)

inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$155,390,710	$—	$155,390,710
Money Market Funds	13,367,726	—	—	13,367,726
	$13,367,726	$155,390,710	$—	$168,758,436